COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - Formula Agreement [Member]	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Amount of cost need to pay if replacement of vendor	₪ 20,000	$ 6,000
Term Of Agreement	10 years	10 years
Amortization of Intangible Assets	₪ 120,000	$ 36,000